Financial Instruments - Carrying Amounts and Fair Values of Financial Assets and Financial Liabilities Levels In Fair Value Hierarchy (Detail) $ in Thousands, $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 19, 2018 USD ($)	Dec. 31, 2017 CAD ($)
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	$ 787		$ 1,670
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	787		1,670
Financial assets designated as not measured at fair value [Abstract]
Cash	34,751		30,708		$ 43,129
Amounts receivable	1,688		2,478
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	36,439		33,186
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			653
Financial liabilities, at fair value			653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	47,319		48,295
Secured notes payable	378,869	$ 299.9	408,144	$ 309.9
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	426,188		456,439
Financial liabilities at fair value through profit or loss, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	787		1,670
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	787		1,670
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			653
Financial liabilities, at fair value			653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Financial liabilities at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			0
Financial liabilities, at fair value			0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	47,319		48,295
Secured notes payable	378,869		408,144
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	426,188		456,439
Cash at fair falue [Member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	787		1,670
Financial assets designated as not measured at fair value [Abstract]
Cash	34,751		30,708
Amounts receivable	1,688		2,478
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	47,319		48,295
Secured notes payable	378,083		412,976
Financial assets at amortised cost, category [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	34,751		30,708
Amounts receivable	1,688		2,478
Financial assets classified as cash, amounts receivable and restricted cash, carrying amount	36,439		33,186
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			0
Financial liabilities, at fair value			0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0		0
Financial liabilities classified as derivative liabilities, accounts payable and accrued liabilities, carrying amount	0		0
Level 1 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	34,751		30,708
Amounts receivable	1,688		2,478
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	47,319		48,295
Secured notes payable	378,083		412,976
Level 2 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	787		1,670
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			653
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	0
Level 3 of fair value hierarchy [member]
Financial assets designated as measured at fair value through profit or loss [Abstract]
Derivative assets	0		0
Financial assets designated as not measured at fair value [Abstract]
Cash	0		0
Amounts receivable	0		0
Designated financial liabilities at fair value through profit or loss [Abstract]
Derivative liabilities			0
Designated financial liabilities at not fair value through profit or loss [Abstract]
Accounts payable and accrued liabilities	0		0
Secured notes payable	$ 0		$ 0